Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Of Comprehensive Income [Abstract]
Net loss	$ (294,270)	$ (132,036)
Unrealized gain (loss) on translation of assets and liabilities of operations denominated in foreign currency	175,630	(146,545)
Foreign exchange gain (loss) on net investment hedge with U.S. denominated debt, net of tax	(145,226)	121,699
Comprehensive loss	$ (263,866)	$ (156,882)